Operating profit (Tables)	12 Months Ended
Mar. 31, 2024
Operating profit.
Schedule of operating profit

		Re-presented[1]	Re-presented[1]
	2024	2023	2022
	€m	€m	€m
Amortisation of intangible assets (Note 10)	3,515	3,380	3,425
Depreciation of property, plant and equipment (Note 11):
Owned assets	3,882	4,142	4,274
Leased assets	3,017	2,733	2,718
Impairment (reversal)/loss (Note 4)	(64)	64	–
Staff costs (Note 24)	5,498	5,192	4,620
Amounts related to inventory included in cost of sales	4,659	5,035	4,580
Own costs capitalised attributable to the construction or acquisition of property, plant and equipment	(1,188)	(1,099)	(944)
Gain on the revaluation of net monetary assets resulting from IAS 29 application[2] (Note 1)	(360)	(198)	–
Loss on disposal of Vodafone Hungary[2] (Note 27)	–	69	–
Gain on disposal of Vodafone Ghana[2] (Note 27)	–	(689)	–
Gain on disposal of Vantage Towers[2] (Note 27)	–	(8,729)	–
Gain on disposal of Indus Towers Limited[2]	–	–	81
Pledge arrangements in respect of Indus Towers Limited (Note 29)	–	–	(15)

Notes:

1

The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

2	Included in Other income in the consolidated income statement.

Schedule of auditors remuneration

		Re-presented[1]
	2024	2023	2022
	€m	€m	€m
Parent company	7	6	4
Subsidiaries	19	22	19
Audit fees[2]	26	28	23

Audit-related[3]	10	3	2
Non-audit fees	10	3	2

Total fees	36	31	25

Notes:

1	Audit fees of the parent company for the year ended 31 March 2023 have increased by €1 million compared to the amount previously reported. This is to include fees agreed during the year ended 31 March 2024 relating to the year ended 31 March 2023.
2	Includes fees in connection with the interim review, preliminary announcement and controls audit required under Section 404 of the Sarbanes Oxley Act. In total this amounted to €1 million in each of the years presented.
3	Fees for special purpose audits and statutory and regulatory filings during the year. Fees for the year ended 31 March 2024 are higher than fees for the comparative years, primarily due to Reporting Accountant and audit services required in connection with the proposed merger of Vodafone UK and Three UK and the disposal of Vodafone Spain.